Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of presents the Group's intangible assets as of the respective balance sheet dates

	Software	Capitalized software development costs	Total
	$	$	$

Balance as of January 1, 2017	74	6,874	6,948
Additions	39	7,248	7,287
Amortization expense	(43)	(2,784)	(2,827)
Foreign currency translation difference	4	262	266

Balance as of December 31, 2017	74	11,600	11,674
Additions	-	5,347	5,347
Amortization expense	(28)	(5,250)	(5,278)
Foreign currency translation difference	(3)	(298)	(301)

Balance as of December 31, 2018	43	11,399	11,442

Schedule of estimated amortization expenses for the intangible assets
$

2019	5,840
2020	3,942
2021	1,660
2022	-
2023	-

11,442